Long-Term Debt	12 Months Ended
Dec. 31, 2018
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

NOTE 10. LONG-TERM DEBT

		2018		2017	2018	2017
Senior Credit Facility	US	$—	US	$—	$—	$—
Unsecured senior notes:
6.5% senior notes due 2021		165,625		248,625	226,113	312,601
7.75% senior notes due 2023		350,000		350,000	477,823	440,062
5.25% senior notes due 2024		351,104		400,000	479,331	502,928
7.125% senior notes due 2026		400,000		400,000	546,084	502,928
	US	$1,266,729	US	$1,398,625	1,729,351	1,758,519
Less net unamortized debt issue costs					(23,098)	(28,082)
					$1,706,253	$1,730,437

	Senior Credit Facility	Unsecured senior notes	Debt issue costs	Total
Balance December 31, 2016	$—	$1,933,993	$(27,059)	$1,906,934
Changes from financing cash flows:
Proceeds from issue of senior notes	—	509,180	—	509,180
Redemption of senior notes	—	(571,975)	—	(571,975)
Payment of debt issue costs	—	—	(9,196)	(9,196)
	—	(62,795)	(9,196)	(71,991)
Non-cash changes:
Loss on redemption of unsecured senior notes	—	9,021	—	9,021
Amortization of debt issue costs	—	—	8,173	8,173
Foreign exchange adjustment	—	(121,700)	—	(121,700)
Balance December 31, 2017	—	1,758,519	(28,082)	1,730,437
Changes from financing cash flows:
Redemption of senior notes	—	(168,722)	—	(168,722)
Non-cash changes:
Gain on redemption of unsecured senior notes	—	(5,672)	—	(5,672)
Amortization of debt issue costs	—	—	4,984	4,984
Foreign exchange adjustment	—	145,226	—	145,226
Balance December 31, 2018	$—	$1,729,351	$(23,098)	$1,706,253

(a) Senior Credit Facility:

The senior secured revolving credit facility (as amended, the Senior Credit Facility) provides Precision with senior secured financing for general corporate purposes, including for acquisitions, of up to US$500.0 million with a provision for an increase in the facility of up to an additional US$250.0 million (US$300.0 million after March 31, 2019). The Senior Credit Facility is secured by charges on substantially all of the present and future assets of Precision, its material U.S. and Canadian subsidiaries and, if necessary, to adhere to covenants under the Senior Credit Facility, certain subsidiaries organized in jurisdictions outside of Canada and the U.S.

The Senior Credit Facility requires that Precision comply with certain financial covenants including a leverage ratio of consolidated senior debt to consolidated Covenant EBITDA (as defined in the debt agreement) of less than 2.5:1. For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness. It also requires the Corporation to maintain a ratio of consolidated Covenant EBITDA to consolidated interest expense for the most recent four consecutive quarters, of greater than 2.0:1 for the periods ending December 31, 2018 and March 31, 2019. For periods ending after March 31, 2019 the ratio reverts to 2.5:1.

The Senior Credit Facility prevents us from making distributions prior to April 1, 2019, after which, distributions are subject to a pro-forma senior net leverage covenant of less than or equal to 1.75:1. The Senior Credit Facility also limits the redemption and repurchase of junior debt subject to a pro-forma senior net leverage covenant test of less than or equal to 1.75:1.

In addition, the Senior Credit Facility contains certain restrictive covenants that limit Precision’s ability to incur additional indebtedness; dispose of assets; make or pay dividends, share redemptions or other distributions; change its primary business; incur liens on assets; engage in transactions with affiliates; enter into mergers, consolidations or amalgamations; and enter into speculative swap agreements. At December 31, 2018, Precision was in compliance with the covenants of the Senior Credit Facility.

The Senior Credit Facility has a term of four years, with an annual option on Precision’s part to request that the lenders extend, at their discretion, the facility to a new maturity date not to exceed five years from the date of the extension request. The current maturity date of the Senior Credit Facility is November 21, 2022.

Under the Senior Credit Facility, amounts can be drawn in U.S. dollars and/or Canadian dollars and, as at December 31, 2018 and 2017 no amounts were drawn under this facility. Up to US$200.0 million of the Senior Credit Facility is available for letters of credit denominated in U.S and/or Canadian dollars and other currencies acceptable to the fronting lender. As at December 31, 2018 outstanding letters of credit amounted to US$28.2 million (2017 – US$20.9 million).

The interest rate on loans that are denominated in U.S. dollars is, at the option of Precision, either a margin over a U.S. base rate or a margin over LIBOR. The interest rate on loans denominated in Canadian dollars is, at the option of Precision, either a margin over the Canadian prime rate or a margin over the bankers’ acceptance rate; such margins will be based on the then applicable ratio of consolidated total debt to EBITDA.

(b) Unsecured Senior Notes:

Precision has outstanding the following unsecured senior notes:

6.5% US$ senior notes due 2021

These notes bear interest at a fixed rate of 6.5% per annum and mature on December 15, 2021. Interest is payable semi-annually on June 15 and December 15 of each year.

Precision may redeem these notes in whole or in part before December 15, 2019, at a redemption price of  101.083% of their principal amount plus accrued interest. Any time on or after December 15, 2019, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

During 2018, Precision redeemed US$80.0 million and repurchased and cancelled US$3.0 million of these notes for an aggregate purchase price of US$84.5 million. The difference was recognized as a loss on redemption of unsecured senior notes within the consolidated statement of loss.

7.75% US$ senior notes due 2023

These notes bear interest at a fixed rate of 7.75% per annum and mature on December 15, 2023. Interest is payable semi-annually on June 15 and December 15 of each year.

Prior to December 15, 2019, Precision may redeem up to 35% of the 7.75% senior notes due 2023 with the net proceeds of certain equity offerings at a redemption price equal to 107.75% of the principal amount plus accrued interest. Prior to December 15, 2019, Precision may redeem these notes in whole or in part at 100.0% of their principal amount, plus accrued interest and the greater of 1.0% of the principal amount of the note to be redeemed and the excess, if any, of the present value of the December 15, 2019 redemption price plus required interest payments through December 15, 2019 (calculated using the U.S. Treasury rate plus 50 basis points) over the principal amount of the note. As well, Precision may redeem these notes in whole or in part at any time on or after December 15, 2019 and before December 15, 2021, at redemption prices ranging between 103.875% and 101.938% of their principal amount plus accrued interest. Any time on or after December 15, 2021, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

5.25% US$ senior notes due 2024

These notes bear interest at a fixed rate of 5.25% per annum and mature on November 15, 2024. Interest is payable semi-annually on May 15 and November 15 of each year.

Prior to May 15, 2019, Precision may redeem these notes in whole or in part at 100.0% of their principal amount, plus accrued interest and the greater of 1.0% of the principal amount of the note to be redeemed and the excess, if any, of the present value of the May 15, 2019 redemption price plus required interest payments through May 15, 2019 (calculated using the U.S. Treasury rate plus 50 basis points) over the principal amount of the note. As well, Precision may redeem these notes in whole or in part at any time on or after May 15, 2019 and before May 15, 2022, at redemption prices ranging between 102.625% and 100.875% of their principal amount plus accrued interest. Any time on or after May 15, 2022, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

During 2018, Precision repurchased and cancelled US$48.9 million of these notes for an aggregate purchase price of US$43.2 million. The difference was recognized as a gain on repurchase of unsecured senior notes within the consolidated statement of loss.

7.125% US$ senior notes due 2026

These notes, issued in 2017, bear interest at a fixed rate of 7.125% per annum and mature on January 15, 2026. Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.

Prior to November 15, 2020, Precision may redeem up to 35% of the 7.125% senior notes due 2026 with the net proceeds of certain equity offerings at a redemption price equal to 107.125% of the principal amount plus accrued interest. Prior to November 15, 2020, Precision may redeem these notes in whole or in part at 100.0% of their principal amount, plus accrued interest and the greater of 1.0% of the principal amount of the note to be redeemed and the excess, if any, of the present value of the November 15, 2020 redemption price plus required interest payments through November 15, 2020 (calculated using the U.S. Treasury rate plus 50 basis points) over the principal amount of the note. As well, Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022, at redemption prices ranging between 105.344% and 101.781% of their principal amount plus accrued interest. Any time on or after November 15, 2023, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

The senior notes require that we comply with certain financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event that our Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict our ability to incur additional indebtedness. As at December 31, 2018, our senior notes Consolidated Interest Coverage Ratio was 2.80:1.

The senior notes also contain a restricted payments covenant that limits our ability to make payments in the nature of dividends, distributions and repurchases from shareholders. This restricted payment basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. As at December 31, 2018, the governing restricted payments basket was negative $496 million (2017 – negative $213 million), therefore prohibiting us from making any further dividend payments until the governing restricted payments basket once again becomes positive. No dividends have been declared or paid subsequent to December 31, 2018.

Our unsecured senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility (Guarantor Subsidiaries). These Guarantor Subsidiaries are directly or indirectly 100% owned by the parent company. Separate financial statements for each of the Guarantor Subsidiaries have not been provided; instead we have included in Note 27 condensed consolidating financial statements based on Rule 3-10 of the U.S. Securities and Exchange Commission’s Regulation S-X.

Long-term debt obligations at December 31, 2018 will mature as follows:

2021	$226,113
2023	477,823
Thereafter	1,025,415
$1,729,351